Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion & Analysis” above.

Year (a)	Summary Compensation Table Total for Mr. Borgmann ($)(1) (b)	Compensation Actually Paid to Mr. Borgmann ($)(2) (c)	Summary Compensation Table Total for Mr. Mawer ($)(1) (d)	Compensation Actually Paid to Mr. Mawer ($)(2) (e)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3) (f)	Average Compensation Actually Paid to Non- CEO NEOs ($)(4) (g)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in millions)(7) (j)	Adjusted EBITDA ($ in millions)(8) (k)
							Total Shareholder Return ($)(5) (h)	Peer Group Total Shareholder Return ($)(6) (i)
2024	1,429,541	2,556,357	—	—	877,011	1,394,384	166.82	90.69	(222.0)	194.8
2023	2,502,040	3,702,045	—	—	1,288,028	1,861,833	135.38	98.83	48.1	260.5
2022	4,065,189	3,885,856	3,200,735	4,564,389	2,295,981	3,033,227	127.88	85.99	(173.3)	390.0

(1)
The dollar amounts reported in columns (b) and (d) are the amounts for Mr. Borgmann, the Company’s CEO for each of the corresponding years, and Mr. Mawer, who served as the Company’s CEO from January through May 2022, in each case as reported in the “Total” column of the in our Summary Compensation Table for the applicable year.

(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to the applicable CEO as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Borgmann or Mr. Mawer. In accordance with these rules, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Borgmann	2024	2023	2022
Summary Compensation Table Total	1,429,541	2,502,040	4,065,189
Less, value of “Stock Awards” (“Unit Awards” of our predecessor) reported in Summary Compensation Table	—	1,750,000	2,195,828
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	2,812,774	1,926,346
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	1,126,816	112,979	90,149
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	—	24,252	—
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Compensation Actually Paid to Mr. Borgmann	2,556,357	3,702,045	3,885,856

Compensation Actually Paid to Mr. Mawer	2022
Summary Compensation Table Total	3,200,735
Less, value of “Stock Awards” (“Unit Awards” of our predecessor) reported in Summary Compensation Table	1,763,328
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,868,537
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	267,120
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(8,675)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to Mr. Mawer	4,564,389

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Messrs. Lunin, Fleming, Obermeier, and Morical; and (ii) for 2022 and 2023, Messrs. Fleming, Obermeier, and Morical.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-CEO NEOs	2024	2023	2022
Average Summary Compensation Table Total	877,011	1,288,028	2,295,981
Less, average value of “Stock Awards” (“Unit Awards” of our predecessor) reported in Summary Compensation Table	96,206	750,000	1,204,492
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	123,741	1,199,440	1,464,655
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	13,308	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	497,049	91,305	135,928
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(7,211)	19,750	341,154
Less, average prior year-end fair value for any equity awards forfeited in the year	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	1,394,384	1,861,833	3,033,227

(5)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price (or the Partnership’s unit price) at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Partnership’s unit price at the beginning of the measurement period. For each year in the table the beginning of the measurement period is December 31, 2021. For periods prior to July 11, 2024 (the date of the Conversion), the per unit price for the Partnership is shown, as the Company’s common stock was not traded.

(6)	The peer group used for this purpose is the following published industry index: S&P 400 Chemicals.
(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA was the primary measurement used to link compensation to performance for fiscal 2024. Adjusted EBITDA is calculated as EBITDA adjusted for (a) impairment; (b) unrealized gains and losses from mark-to-market accounting for hedging activities; (c) realized gains and losses under derivative instruments excluded from the determination of net income (loss); (d) non-cash equity-based compensation expense and other non-cash items (excluding items such as accruals of cash expenses in a future period or amortization of a prepaid cash expense) that were deducted in computing net income (loss); (e) debt refinancing fees, extinguishment costs, premiums and penalties; (f) any net gain or loss realized in connection with an asset sale that was deducted in computing net income (loss); (g) amortization of turnaround costs; (h) LCM inventory adjustments; (i) the impact of liquidation of inventory layers calculated using the LIFO method; (j) RINs mark-to-market adjustments; and (k) all extraordinary, unusual or non-recurring items of gain or loss, or revenue or expense.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b) and (d) are the amounts for Mr. Borgmann, the Company’s CEO for each of the corresponding years, and Mr. Mawer, who served as the Company’s CEO from January through May 2022, in each case as reported in the “Total” column of the in our Summary Compensation Table for the applicable year.

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Messrs. Lunin, Fleming, Obermeier, and Morical; and (ii) for 2022 and 2023, Messrs. Fleming, Obermeier, and Morical.

Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is the following published industry index: S&P 400 Chemicals.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to the applicable CEO as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Borgmann or Mr. Mawer. In accordance with these rules, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Borgmann	2024	2023	2022
Summary Compensation Table Total	1,429,541	2,502,040	4,065,189
Less, value of “Stock Awards” (“Unit Awards” of our predecessor) reported in Summary Compensation Table	—	1,750,000	2,195,828
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	2,812,774	1,926,346
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	1,126,816	112,979	90,149
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	—	24,252	—
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Compensation Actually Paid to Mr. Borgmann	2,556,357	3,702,045	3,885,856

Compensation Actually Paid to Mr. Mawer	2022
Summary Compensation Table Total	3,200,735
Less, value of “Stock Awards” (“Unit Awards” of our predecessor) reported in Summary Compensation Table	1,763,328
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,868,537
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	267,120
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(8,675)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to Mr. Mawer	4,564,389

Non-PEO NEO Average Total Compensation Amount			$ 877,011	$ 1,288,028	$ 2,295,981
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,394,384	1,861,833	3,033,227
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-CEO NEOs	2024	2023	2022
Average Summary Compensation Table Total	877,011	1,288,028	2,295,981
Less, average value of “Stock Awards” (“Unit Awards” of our predecessor) reported in Summary Compensation Table	96,206	750,000	1,204,492
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	123,741	1,199,440	1,464,655
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	13,308	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	497,049	91,305	135,928
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(7,211)	19,750	341,154
Less, average prior year-end fair value for any equity awards forfeited in the year	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	1,394,384	1,861,833	3,033,227

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group			Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List, Table
Financial Performance Measures
As described in greater detail under “Compensation Discussion & Analysis — Overview — Objectives of Compensation Programs,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy, primarily based on Adjusted EBITDA performance. The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is Adjusted EBITDA.

Total Shareholder Return Amount			$ 166.82	135.38	127.88
Peer Group Total Shareholder Return Amount			$ 90.69	$ 98.83	$ 85.99
Company Selected Measure Amount			194,800,000	260,500,000	390,000,000
PEO Name	Mr. Mawer	Mr. Borgmann	Mr. Borgmann	Mr. Borgmann
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (222,000,000)	$ 48,100,000	$ (173,300,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(8)
Adjusted EBITDA was the primary measurement used to link compensation to performance for fiscal 2024. Adjusted EBITDA is calculated as EBITDA adjusted for (a) impairment; (b) unrealized gains and losses from mark-to-market accounting for hedging activities; (c) realized gains and losses under derivative instruments excluded from the determination of net income (loss); (d) non-cash equity-based compensation expense and other non-cash items (excluding items such as accruals of cash expenses in a future period or amortization of a prepaid cash expense) that were deducted in computing net income (loss); (e) debt refinancing fees, extinguishment costs, premiums and penalties; (f) any net gain or loss realized in connection with an asset sale that was deducted in computing net income (loss); (g) amortization of turnaround costs; (h) LCM inventory adjustments; (i) the impact of liquidation of inventory layers calculated using the LIFO method; (j) RINs mark-to-market adjustments; and (k) all extraordinary, unusual or non-recurring items of gain or loss, or revenue or expense.

Mr. Borgmann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,429,541	2,502,040	4,065,189
PEO Actually Paid Compensation Amount			2,556,357	3,702,045	3,885,856
Mr. Mawer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	3,200,735
PEO Actually Paid Compensation Amount			0	0	4,564,389
PEO | Mr. Borgmann [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,750,000)	(2,195,828)
PEO | Mr. Borgmann [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,812,774	1,926,346
PEO | Mr. Borgmann [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,126,816	112,979	90,149
PEO | Mr. Borgmann [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Borgmann [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	24,252	0
PEO | Mr. Borgmann [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Mawer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,763,328)
PEO | Mr. Mawer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,868,537
PEO | Mr. Mawer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					267,120
PEO | Mr. Mawer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Mawer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,675)
PEO | Mr. Mawer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(96,206)	(750,000)	(1,204,492)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			123,741	1,199,440	1,464,655
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			497,049	91,305	135,928
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	13,308	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,211)	19,750	341,154
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0